UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Brian C. Janssen

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond Fund® Semi-annual report for the six months ended November 30, 2020

A research-driven
fund of high-quality
corporate bonds

American Funds Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2020 (the most recent calendar quarter-end):

	Cumulative	Average annual total return
Class A shares	total return		Lifetime
	1 year	5 years	(since 12/14/12)

Reflecting 3.75% maximum sales charge	8.80%	6.33%	4.84%

The total annual fund operating expense ratio was 0.89% for Class A shares as of the prospectus dated August 1, 2020. The expense ratio is restated to reflect current fees. The net expense ratio is 0.85%.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 1, 2021. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results and the net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. Refer to the fund’s most recent prospectus for details. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of December 31, 2020, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.75% (0.73% without the reimbursement).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are American Funds Corporate Bond Fund’s results for the six months ended November 30, 2020. Also shown are the results of its primary benchmark and its Lipper peer groups.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/BFCAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
2	Investment portfolio
17	Financial statements

Results at a glance

For periods ended November 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 12/14/12)

American Funds Corporate Bond Fund (Class A shares)	4.64%	12.90%	7.84%	6.91%	5.35%
Bloomberg Barclays U.S. Corporate Investment Grade Index*	6.22	9.76	7.23	6.48	4.79
Lipper Corporate Debt Funds BBB-Rated Average†	6.14	9.68	6.74	6.10	4.53
Lipper Corporate Debt Funds A-Rated Average†	4.96	9.00	6.23	5.47	4.08

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Since the fund’s inception through July 29, 2016, certain fees, such as 12b-1 fees, were not charged on Class A shares. If these expenses had been deducted, results would have been lower.

American Funds Corporate Bond Fund	1

Investment portfolio November 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	9.46%
AAA/Aaa	.98
AA/Aa	12.53
A/A	30.02
BBB/Baa	36.04
Below investment grade	3.49
Short-term securities & other assets less liabilities	7.48

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 92.52%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 82.63%
Financials 13.91%
ACE INA Holdings Inc. 2.875% 2022	$1,205	$1,259
ACE INA Holdings Inc. 3.35% 2026	675	762
Allstate Corp. 0.75% 2025	690	691
Allstate Corp. 1.45% 2030	2,000	1,991
Allstate Corp. 3.85% 2049	1,000	1,273
American International Group, Inc. 2.50% 2025	1,500	1,613
American International Group, Inc. 3.90% 2026	300	343
American International Group, Inc. 3.40% 2030	2,110	2,409
American International Group, Inc. 4.80% 2045	100	132
American International Group, Inc. 4.375% 2050	2,140	2,785
AON Corp. 2.20% 2022	2,126	2,201
Banco Santander, SA 2.749% 2030	1,200	1,200
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	541	545
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	20,315	20,419
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	18,475	18,639
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[1]	2,500	2,620
Bank of Montreal, junior subordinated, 3.803% 2032 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[1,2]	1,025	1,161
Berkshire Hathaway Finance Corp. 4.20% 2048	813	1,095
Berkshire Hathaway Finance Corp. 4.25% 2049	300	407
Berkshire Hathaway Inc. 3.125% 2026	1,350	1,518
Berkshire Hathaway Inc. 4.50% 2043	125	173
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[1]	2,000	2,035
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	13,728	14,629
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.05% on 9/12/2029)[1,2]	1,375	1,506
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.05% on 9/12/2029)[1]	1,000	1,095
Cooperatieve Rabobank UA 2.625% 2024[2]	1,200	1,282
Crédit Agricole SA 3.25% 2024[2]	600	652
Crédit Agricole SA 4.375% 2025[2]	200	224

2	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	$350	$362
Credit Suisse AG (New York Branch), 2.95% 2025	1,275	1,395
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	680
Credit Suisse Group AG 3.80% 2023	425	458
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	12,918	15,247
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	6,165	6,244
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	5,950	6,392
Five Corners Funding Trust II 2.85% 2030[2]	1,000	1,117
GE Capital Funding, LLC 4.40% 2030[2]	1,438	1,658
Goldman Sachs Group, Inc. 5.25% 2021	680	702
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.391% 2026[3]	425	432
Goldman Sachs Group, Inc. 2.60% 2030	4,004	4,310
Groupe BPCE SA 5.70% 2023[2]	200	226
Groupe BPCE SA 4.625% 2024[2]	200	223
Groupe BPCE SA 5.15% 2024[2]	620	703
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,525	9,696
Hartford Financial Services Group, Inc. 2.80% 2029	1,770	1,942
Hartford Financial Services Group, Inc. 3.60% 2049	300	360
HSBC Holdings PLC 1.645% 2026 (USD-SOFR + 1.538% on 4/18/2025)[1]	6,000	6,089
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	4,565	5,251
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	11,861	12,232
HSBC Holdings PLC 2.848% 2031[1]	610	652
Intercontinental Exchange, Inc. 3.00% 2060	2,985	3,191
Intesa Sanpaolo SpA 3.25% 2024[2]	700	749
Intesa Sanpaolo SpA 3.875% 2028[2]	657	726
Intesa Sanpaolo SpA 4.00% 2029[2]	400	450
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	2,908	3,076
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	11,921	11,993
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	7,734	8,282
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	1,861	2,088
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[1]	3,710	4,070
Lloyds Banking Group PLC 3.75% 2027	213	240
Lloyds Banking Group PLC 4.375% 2028	590	699
Lloyds Banking Group PLC 4.55% 2028	830	1,003
Marsh & McLennan Companies, Inc. 4.375% 2029	480	587
Marsh & McLennan Companies, Inc. 2.25% 2030	500	537
Marsh & McLennan Companies, Inc. 4.90% 2049	850	1,255
MetLife, Inc. 4.55% 2030	2,670	3,355
MetLife, Inc. 4.60% 2046	100	137
Metropolitan Life Global Funding I 2.50% 2020[2]	150	150
Metropolitan Life Global Funding I 1.95% 2021[2]	850	861
Metropolitan Life Global Funding I 2.40% 2021[2]	250	250
Metropolitan Life Global Funding I 3.45% 2021[2]	150	154
Metropolitan Life Global Funding I 2.40% 2022[2]	480	496
Metropolitan Life Global Funding I 1.95% 2023[2]	3,200	3,307
Metropolitan Life Global Funding I 3.60% 2024[2]	400	436
Metropolitan Life Global Funding I 0.95% 2025[2]	5,728	5,801
Metropolitan Life Global Funding I 3.45% 2026[2]	150	172
Metropolitan Life Global Funding I 3.00% 2027[2]	200	223
Metropolitan Life Global Funding I 3.05% 2029[2]	750	851
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,469
Morgan Stanley 3.70% 2024	1,260	1,401
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	529	558
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	5,700	5,747
National Australia Bank Ltd. 2.332% 2030[2]	1,100	1,111
Nationwide Building Society 3.96% 2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2]	400	464
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[1,2]	500	552
New York Life Global Funding 1.70% 2021[2]	900	910
New York Life Global Funding 2.00% 2021[2]	800	805
New York Life Global Funding 2.30% 2022[2]	1,150	1,186
New York Life Global Funding 0.95% 2025[2]	6,592	6,679
New York Life Global Funding 3.00% 2028[2]	100	112
New York Life Global Funding 1.20% 2030[2]	4,535	4,412
New York Life Insurance Company 3.75% 2050[2]	451	535

American Funds Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Nuveen, LLC 4.00% 2028[2]	$220	$264
PNC Financial Services Group, Inc. 2.20% 2024	1,000	1,059
PNC Financial Services Group, Inc. 2.55% 2030	1,000	1,095
Progressive Corp. 3.20% 2030	710	824
Prudential Financial, Inc. 3.905% 2047	350	425
Prudential Financial, Inc. 4.35% 2050	250	323
Prudential Financial, Inc. 3.70% 2051	1,225	1,479
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	500	581
Rabobank Nederland 4.375% 2025	500	572
Royal Bank of Canada 1.15% 2025	969	990
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[1]	800	865
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	1,250	1,482
Toronto-Dominion Bank 2.65% 2024	500	535
Travelers Companies, Inc. 4.00% 2047	105	137
Travelers Companies, Inc. 4.05% 2048	100	132
Travelers Companies, Inc. 4.10% 2049	380	502
Travelers Companies, Inc. 2.55% 2050	603	637
U.S. Bank NA 3.00% 2021	1,334	1,337
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[1,2]	2,600	2,628
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	1,285	1,420
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	200	219
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	1,351	1,494
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	9,701	10,297
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[1]	3,395	3,705
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	5,378	5,613
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[1]	2,128	2,420
Westpac Banking Corp. 2.668% 2035 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)[1]	1,225	1,267
Willis North America Inc. 2.95% 2029	913	1,011
Willis North America Inc. 3.875% 2049	500	618
		287,041

Utilities 13.67%
AEP Transmission Co. LLC 3.15% 2049	65	72
AEP Transmission Co. LLC 3.80% 2049	200	247
AEP Transmission Co. LLC 3.65% 2050	450	550
Alliant Energy Finance LLC 4.25% 2028[2]	377	436
Ameren Corp. 3.50% 2031	2,695	3,124
American Electric Power Company, Inc. 3.65% 2021	1,600	1,653
American Electric Power Company, Inc. 1.00% 2025	1,100	1,105
American Electric Power Company, Inc. 2.30% 2030	500	522
Avangrid, Inc. 3.20% 2025	1,950	2,136
CenterPoint Energy, Inc. 2.95% 2030	2,925	3,204
CenterPoint Energy, Inc. 2.90% 2050	375	409
CMS Energy Corp. 3.45% 2027	750	846
CMS Energy Corp. 4.875% 2044	375	497
Connecticut Light and Power Co. 3.20% 2027	1,125	1,256
Consumers Energy Co. 3.80% 2028	81	96
Consumers Energy Co. 3.10% 2050	3,165	3,675
Dominion Resources, Inc. 3.30% 2025	1,207	1,334
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	1,000	1,082
Duke Energy Corp. 0.90% 2025	1,050	1,055
Duke Energy Florida, LLC 2.50% 2029	500	545
Duke Energy Ohio, Inc. 2.125% 2030	900	949
Duke Energy Progress, LLC 2.50% 2050	1,445	1,474
Edison International 3.55% 2024	1,821	1,936
Edison International 4.95% 2025	1,330	1,488
Edison International 5.75% 2027	2,468	2,891
Edison International 4.125% 2028	7,982	8,745
EDP Finance BV 5.25% 2021[2]	400	403
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	1,167	1,341

4	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	$1,000	$1,172
Entergy Corp. 2.95% 2026	599	662
Entergy Corp. 1.60% 2030	1,300	1,318
Entergy Corp. 2.80% 2030	1,463	1,593
Entergy Corp. 3.75% 2050	1,050	1,248
Entergy Louisiana, LLC 2.90% 2051	850	923
Entergy Texas, Inc. 1.75% 2031	4,050	4,073
Evergy Metro, Inc. 2.25% 2030	1,300	1,383
Exelon Corp. 4.70% 2050	200	271
FirstEnergy Corp. 2.85% 2022 (3.10% on 1/15/2021)[1]	5,389	5,518
FirstEnergy Corp. 2.05% 2025	275	276
FirstEnergy Corp. 1.60% 2026	4,825	4,699
FirstEnergy Corp. 3.90% 2027 (4.15% on 1/15/2021)[1]	21,708	24,022
FirstEnergy Corp. 3.50% 2028[2]	1,000	1,065
FirstEnergy Corp. 2.25% 2030	8,830	8,439
FirstEnergy Corp. 2.65% 2030	14,891	14,715
FirstEnergy Corp. 7.375% 2031	4,164	5,687
Florida Power & Light Company 2.85% 2025	3,500	3,820
Florida Power & Light Company 3.15% 2049	500	592
Gulf Power Co. 3.30% 2027	1,000	1,120
Interstate Power and Light Co. 2.30% 2030	1,000	1,067
IPALCO Enterprises, Inc. 3.70% 2024	400	436
Jersey Central Power & Light Co. 4.30% 2026[2]	1,085	1,210
Metropolitan Edison Co. 4.30% 2029[2]	200	229
Mississippi Power Co. 3.95% 2028	604	698
Mississippi Power Co. 4.25% 2042	1,450	1,785
National Grid PLC 3.15% 2027[2]	265	294
NextEra Energy Capital Holdings, Inc. 2.75% 2025	3,391	3,678
NextEra Energy Capital Holdings, Inc. 2.75% 2029	2,000	2,181
Niagara Mohawk Power Corp. 3.508% 2024[2]	300	328
Northern States Power Co. 2.60% 2051	77	82
Oncor Electric Delivery Company LLC 0.55% 2025[2]	4,050	4,045
Pacific Gas and Electric Co. 3.25% 2023	1,000	1,040
Pacific Gas and Electric Co. 2.95% 2026	6,432	6,747
Pacific Gas and Electric Co. 3.15% 2026	9,025	9,546
Pacific Gas and Electric Co. 2.10% 2027	6,290	6,353
Pacific Gas and Electric Co. 3.30% 2027	5,775	6,143
Pacific Gas and Electric Co. 3.30% 2027	4,391	4,644
Pacific Gas and Electric Co. 4.65% 2028	8,943	10,073
Pacific Gas and Electric Co. 4.55% 2030	2,000	2,288
Pacific Gas and Electric Co. 2.50% 2031	14,165	14,297
Pacific Gas and Electric Co. 3.30% 2040	250	254
Pacific Gas and Electric Co. 3.75% 2042	500	503
PacifiCorp., First Mortgage Bonds, 3.50% 2029	1,000	1,158
Peco Energy Co. 2.80% 2050	1,800	1,932
Progress Energy, Inc. 7.00% 2031	2,705	3,862
Public Service Company of Colorado 3.80% 2047	2,364	2,939
Public Service Electric and Gas Co. 3.65% 2028	2,000	2,320
Public Service Electric and Gas Co. 2.05% 2050	850	793
Public Service Enterprise Group Inc. 2.25% 2026	2,000	2,156
Public Service Enterprise Group Inc. 1.60% 2030	4,000	3,954
Puget Energy, Inc. 3.65% 2025	180	200
San Diego Gas & Electric Co. 1.70% 2030	7,650	7,742
San Diego Gas & Electric Co. 6.125% 2037	1,650	2,258
San Diego Gas & Electric Co. 4.50% 2040	846	1,063
San Diego Gas & Electric Co. 3.75% 2047	692	827
San Diego Gas & Electric Co. 4.10% 2049	949	1,193
San Diego Gas & Electric Co. 3.32% 2050	2,550	2,876
Southern California Edison Co. 2.90% 2021	5,000	5,030
Southern California Edison Co. 3.70% 2025	244	273
Southern California Edison Co. 2.85% 2029	1,000	1,085
Southern California Edison Co. 2.25% 2030	6,960	7,225
Southern California Edison Co. 4.00% 2047	855	1,019
Southern California Edison Co. 4.125% 2048	1,561	1,897
Southern California Edison Co. 3.65% 2050	2,575	2,993
Southern California Edison Co., Series C, 3.60% 2045	956	1,067

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Gas Company 2.55% 2030	$1,300	$1,405
The Connecticut Light and Power Co. 0.75% 2025	5,675	5,693
Xcel Energy Inc. 3.35% 2026	5,712	6,408
Xcel Energy Inc. 2.60% 2029	4,012	4,363
Xcel Energy Inc. 3.40% 2030	1,000	1,152
Xcel Energy Inc. 6.50% 2036	2,000	3,024
Xcel Energy Inc. 3.50% 2049	650	769
		282,264

Energy 10.45%
Baker Hughes, a GE Co. 4.486% 2030	1,252	1,497
Baker Hughes, a GE Co. 4.08% 2047	753	867
BP Capital Markets America Inc. 1.749% 2030	2,571	2,591
BP Capital Markets America Inc. 3.633% 2030	630	737
BP Capital Markets America Inc. 2.772% 2050	593	589
BP Capital Markets PLC 3.79% 2024	1,600	1,750
BP Capital Markets PLC 3.41% 2026	1,750	1,963
BP Capital Markets PLC 4.875% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.398% on 6/22/2030)[1]	990	1,094
BP Capital Markets PLC 3.00% 2050	141	146
Canadian Natural Resources Ltd. 2.95% 2023	1,495	1,556
Canadian Natural Resources Ltd. 2.05% 2025	3,497	3,604
Canadian Natural Resources Ltd. 3.85% 2027	5,095	5,635
Canadian Natural Resources Ltd. 2.95% 2030	1,389	1,435
Canadian Natural Resources Ltd. 4.95% 2047	548	669
Cheniere Energy, Inc. 3.70% 2029	8,148	8,950
Chevron Corp. 1.554% 2025	680	707
Chevron Corp. 2.954% 2026	760	842
Chevron Corp. 1.995% 2027	165	175
Chevron Corp. 2.236% 2030	2,477	2,665
Chevron Corp. 2.978% 2040	389	432
Chevron Corp. 3.078% 2050	631	705
Chevron USA Inc. 0.687% 2025	23,680	23,732
Chevron USA Inc. 1.018% 2027	16,820	16,858
Chevron USA Inc. 2.343% 2050	430	419
Concho Resources Inc. 4.30% 2028	1,590	1,886
Concho Resources Inc. 2.40% 2031	2,496	2,612
Concho Resources Inc. 4.85% 2048	750	1,009
Enbridge Energy Partners, LP 7.375% 2045	869	1,306
Energy Transfer Operating, LP 2.90% 2025	1,501	1,559
Energy Transfer Operating, LP 3.75% 2030	2,041	2,120
Energy Transfer Operating, LP 5.00% 2050	11,821	12,578
Energy Transfer Partners, LP 4.20% 2027	373	405
Energy Transfer Partners, LP 6.125% 2045	125	141
Energy Transfer Partners, LP 5.30% 2047	515	545
Energy Transfer Partners, LP 6.00% 2048	2,673	3,009
Energy Transfer Partners, LP 6.25% 2049	955	1,118
Enterprise Products Operating LLC 2.80% 2030	848	920
Enterprise Products Operating LLC 3.20% 2052	3,162	3,202
EOG Resources, Inc. 4.375% 2030	1,541	1,881
Equinor ASA 3.70% 2050	202	243
Exxon Mobil Corp. 2.019% 2024	1,450	1,522
Exxon Mobil Corp. 2.992% 2025	1,000	1,094
Exxon Mobil Corp. 2.44% 2029	173	186
Exxon Mobil Corp. 2.995% 2039	120	129
Exxon Mobil Corp. 4.327% 2050	130	169
Exxon Mobil Corp. 3.452% 2051	1,419	1,620
Gray Oak Pipeline, LLC 3.45% 2027[2]	1,945	2,003
Kinder Morgan Energy Partners, LP 3.50% 2023	1,570	1,678
Kinder Morgan, Inc. 3.15% 2023	610	641
Kinder Morgan, Inc. 2.00% 2031	2,000	1,967
Kinder Morgan, Inc. 5.20% 2048	401	499
Kinder Morgan, Inc. 3.25% 2050	1,500	1,463
MPLX LP 3.50% 2022	650	682
MPLX LP 1.75% 2026	4,497	4,562
MPLX LP 4.80% 2029	690	812
MPLX LP 2.65% 2030	5,601	5,679

6	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MPLX LP 5.50% 2049	$3,525	$4,389
ONEOK, Inc. 2.20% 2025	352	355
ONEOK, Inc. 5.85% 2026	5,015	5,865
ONEOK, Inc. 4.00% 2027	259	283
ONEOK, Inc. 4.55% 2028	85	94
ONEOK, Inc. 4.35% 2029	151	165
ONEOK, Inc. 3.10% 2030	2,779	2,808
ONEOK, Inc. 6.35% 2031	2,538	3,152
ONEOK, Inc. 4.95% 2047	67	71
ONEOK, Inc. 5.20% 2048	2,577	2,806
ONEOK, Inc. 4.45% 2049	403	403
ONEOK, Inc. 4.50% 2050	551	549
ONEOK, Inc. 7.15% 2051	1,095	1,440
Petróleos Mexicanos 6.875% 2025[2]	4,215	4,411
Phillips 66 3.90% 2028	1,586	1,807
Phillips 66 2.15% 2030	516	516
Pioneer Natural Resources Company 1.90% 2030	4,433	4,366
Plains All American Pipeline, LP 3.80% 2030	1,317	1,378
Sabine Pass Liquefaction, LLC 4.50% 2030[2]	6,127	7,159
Saudi Arabian Oil Co. 1.25% 2023[2]	250	253
Saudi Arabian Oil Co. 1.625% 2025[2]	670	683
Shell International Finance BV 2.375% 2025	1,250	1,339
Shell International Finance BV 3.875% 2028	1,440	1,704
Shell International Finance BV 2.375% 2029	700	751
Shell International Finance BV 2.75% 2030	5,000	5,552
Shell International Finance BV 3.125% 2049	480	528
Shell International Finance BV 3.25% 2050	620	703
Sunoco Logistics Operating Partners, LP 4.00% 2027	790	850
Sunoco Logistics Operating Partners, LP 5.40% 2047	451	481
Total Capital International 3.455% 2029	460	531
Total Capital International 3.127% 2050	1,740	1,910
Total SE 2.986% 2041	560	607
Total SE 3.386% 2060	240	274
TransCanada PipeLines Ltd. 4.10% 2030	6,582	7,702
TransCanada PipeLines Ltd. 5.10% 2049	750	1,004
Williams Companies, Inc. 3.50% 2030	6,266	6,949
Williams Partners LP 4.50% 2023	2,000	2,211
Williams Partners LP 3.90% 2025	165	182
Williams Partners LP 6.30% 2040	248	324
Williams Partners LP 5.10% 2045	165	199
		215,612

Health care 7.80%
Abbott Laboratories 3.40% 2023	1,556	1,689
Abbott Laboratories 3.75% 2026	1,241	1,449
AbbVie Inc. 2.95% 2026	362	401
AbbVie Inc. 3.20% 2029	825	939
AbbVie Inc. 4.75% 2045	100	131
AbbVie Inc. 4.25% 2049	780	989
Amgen Inc. 3.15% 2040	278	301
Amgen Inc. 3.375% 2050	449	501
AstraZeneca PLC 2.375% 2022	1,000	1,029
AstraZeneca PLC 3.375% 2025	1,740	1,954
AstraZeneca PLC 0.70% 2026	12,905	12,869
AstraZeneca PLC 4.00% 2029	1,102	1,330
AstraZeneca PLC 1.375% 2030	2,000	1,979
Bayer US Finance II LLC 4.25% 2025[2]	450	516
Bayer US Finance II LLC 4.375% 2028[2]	1,800	2,115
Bayer US Finance II LLC 4.875% 2048[2]	800	1,026
Becton, Dickinson and Company 2.894% 2022	5,010	5,183
Becton, Dickinson and Company 3.363% 2024	1,150	1,244
Becton, Dickinson and Company 3.70% 2027	8,731	10,027
Becton, Dickinson and Company 2.823% 2030	1,260	1,378
Becton, Dickinson and Company 3.794% 2050	425	503
Boston Scientific Corp. 3.375% 2022	700	730
Boston Scientific Corp. 3.45% 2024	300	326
Boston Scientific Corp. 3.75% 2026	470	534

American Funds Corporate Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Boston Scientific Corp. 2.65% 2030	$4,280	$4,599
Boston Scientific Corp. 4.70% 2049	415	566
Centene Corp. 4.75% 2025	1,000	1,032
Centene Corp. 4.625% 2029	2,470	2,711
Centene Corp. 3.00% 2030	4,185	4,411
Centene Corp. 3.375% 2030	1,963	2,061
Cigna Corp. 3.75% 2023	266	288
Cigna Corp. 4.375% 2028	1,160	1,395
CVS Health Corp. 3.35% 2021	181	183
CVS Health Corp. 4.10% 2025	481	545
CVS Health Corp. 4.30% 2028	772	909
CVS Health Corp. 1.75% 2030	2,500	2,503
CVS Health Corp. 5.05% 2048	68	92
Eli Lilly and Company 2.35% 2022	2,000	2,063
Eli Lilly and Company 2.75% 2025	438	478
GlaxoSmithKline PLC 2.875% 2022	1,514	1,570
GlaxoSmithKline PLC 3.375% 2023	475	510
GlaxoSmithKline PLC 3.00% 2024	1,115	1,205
GlaxoSmithKline PLC 3.625% 2025	1,419	1,602
GlaxoSmithKline PLC 3.875% 2028	211	251
GlaxoSmithKline PLC 3.375% 2029	300	348
HCA Inc. 4.125% 2029	1,000	1,156
Medtronic, Inc. 3.50% 2025	62	70
Merck & Co., Inc. 2.90% 2024	1,000	1,077
Novartis Capital Corp. 1.75% 2025	3,478	3,654
Novartis Capital Corp. 2.00% 2027	2,340	2,492
Novartis Capital Corp. 2.20% 2030	3,438	3,718
Partners HealthCare System, Inc 3.192% 2049	1,000	1,075
Pfizer Inc. 3.00% 2021	657	671
Pfizer Inc. 2.80% 2022	459	474
Pfizer Inc. 3.20% 2023	2,102	2,268
Pfizer Inc. 2.95% 2024	2,000	2,155
Pfizer Inc. 2.75% 2026	191	211
Regeneron Pharmaceuticals, Inc. 1.75% 2030	12,083	11,906
Regeneron Pharmaceuticals, Inc. 2.80% 2050	4,290	4,229
Shire PLC 3.20% 2026	2,824	3,157
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	4,263	4,736
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	1,245	1,551
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	4,214	4,311
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	645	685
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	5,280
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	584
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,436
Thermo Fisher Scientific Inc. 4.497% 2030	1,208	1,517
UnitedHealth Group Inc. 2.125% 2021	100	101
UnitedHealth Group Inc. 2.375% 2024	1,055	1,125
UnitedHealth Group Inc. 3.50% 2024	845	926
UnitedHealth Group Inc. 3.75% 2025	400	455
UnitedHealth Group Inc. 2.875% 2029	1,155	1,310
UnitedHealth Group Inc. 2.00% 2030	2,000	2,128
UnitedHealth Group Inc. 4.45% 2048	1,220	1,710
UnitedHealth Group Inc. 2.90% 2050	1,000	1,111
Upjohn Inc. 2.70% 2030[2]	6,011	6,385
Upjohn Inc. 3.85% 2040[2]	783	884
Upjohn Inc. 4.00% 2050[2]	5,772	6,599
Zimmer Holdings, Inc. 3.15% 2022	400	413
Zimmer Holdings, Inc. 3.70% 2023	925	987
		161,012

Communication services 7.12%
Alphabet Inc. 1.10% 2030	9,090	9,027
Alphabet Inc. 1.90% 2040	815	808
Alphabet Inc. 2.05% 2050	355	346
Alphabet Inc. 2.25% 2060	1,700	1,691
AT&T Inc. 2.30% 2027	1,600	1,698
AT&T Inc. 1.65% 2028	3,500	3,555
AT&T Inc. 2.75% 2031	5,453	5,803

8	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
AT&T Inc. 2.25% 2032	$6,680	$6,775
AT&T Inc. 3.30% 2052	500	498
AT&T Inc. 3.50% 2053[2]	6,848	7,047
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	1,500	1,668
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,000	1,212
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,139	5,441
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	1,200	1,204
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	612	752
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	420	505
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,640	3,828
Comcast Corp. 3.10% 2025	2,100	2,311
Comcast Corp. 3.95% 2025	1,500	1,721
Comcast Corp. 4.15% 2028	1,000	1,205
Comcast Corp. 2.65% 2030	1,080	1,180
Comcast Corp. 1.50% 2031	4,300	4,282
Comcast Corp. 1.95% 2031	2,419	2,500
Comcast Corp. 3.75% 2040	67	82
Comcast Corp. 4.00% 2047	200	254
Comcast Corp. 4.00% 2048	290	368
Comcast Corp. 3.45% 2050	480	568
Comcast Corp. 2.80% 2051	3,200	3,362
Comcast Corp. 2.45% 2052	2,000	1,970
Cox Communications, Inc. 1.80% 2030[2]	4,592	4,612
Cox Communications, Inc. 2.95% 2050[2]	1,495	1,545
Discovery Communications, Inc. 3.625% 2030	952	1,087
Discovery Communications, Inc. 4.65% 2050	1,032	1,271
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[2]	2,035	2,078
T-Mobile US, Inc. 1.50% 2026[2]	1,200	1,220
T-Mobile US, Inc. 3.75% 2027[2]	1,200	1,360
T-Mobile US, Inc. 2.05% 2028[2]	3,950	4,069
T-Mobile US, Inc. 3.875% 2030[2]	8,011	9,198
T-Mobile US, Inc. 2.55% 2031[2]	8,295	8,670
T-Mobile US, Inc. 3.00% 2041[2]	423	436
T-Mobile US, Inc. 3.30% 2051[2]	7,655	8,041
Verizon Communications Inc. 0.85% 2025	1,700	1,709
Verizon Communications Inc. 3.00% 2027	1,975	2,196
Verizon Communications Inc. 4.329% 2028	4,984	6,050
Verizon Communications Inc. 3.875% 2029	225	265
Verizon Communications Inc. 4.016% 2029	1,004	1,196
Verizon Communications Inc. 3.15% 2030	3,695	4,160
Verizon Communications Inc. 1.75% 2031	5,800	5,845
Verizon Communications Inc. 4.272% 2036	559	701
Verizon Communications Inc. 2.65% 2040	500	515
Verizon Communications Inc. 3.85% 2042	206	249
Verizon Communications Inc. 2.875% 2050	3,729	3,912
Verizon Communications Inc. 2.987% 2056[2]	89	94
Verizon Communications Inc. 3.00% 2060	500	530
Vodafone Group PLC 4.25% 2050	2,450	3,009
Walt Disney Company 2.65% 2031	890	970
Walt Disney Company 3.60% 2051	350	415
		147,064

Consumer staples 7.08%
Altria Group, Inc. 2.35% 2025	140	149
Altria Group, Inc. 4.40% 2026	187	217
Altria Group, Inc. 4.80% 2029	5,563	6,664
Altria Group, Inc. 3.40% 2030	984	1,094
Altria Group, Inc. 5.80% 2039	110	146
Altria Group, Inc. 5.375% 2044	314	409
Altria Group, Inc. 5.95% 2049	2,433	3,465
Altria Group, Inc. 4.45% 2050	102	120
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	4,195	5,488
Anheuser-Busch InBev NV 4.15% 2025	1,000	1,136
Anheuser-Busch InBev NV 4.00% 2028	200	235
Anheuser-Busch InBev NV 4.75% 2029	1,531	1,880
Anheuser-Busch InBev NV 3.50% 2030	2,216	2,564
Anheuser-Busch InBev NV 4.90% 2031	250	319

American Funds Corporate Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Anheuser-Busch InBev NV 5.55% 2049	$889	$1,278
Anheuser-Busch InBev NV 4.50% 2050	1,257	1,578
British American Tobacco International Finance PLC 1.668% 2026	986	1,005
British American Tobacco PLC 2.789% 2024	900	962
British American Tobacco PLC 3.215% 2026	705	774
British American Tobacco PLC 3.557% 2027	5,146	5,721
British American Tobacco PLC 4.70% 2027	180	211
British American Tobacco PLC 2.259% 2028	7,488	7,734
British American Tobacco PLC 4.906% 2030	4,186	5,038
British American Tobacco PLC 2.726% 2031	5,140	5,296
British American Tobacco PLC 4.54% 2047	2,567	2,895
British American Tobacco PLC 4.758% 2049	1,041	1,202
Coca-Cola Company 1.75% 2024	2,250	2,357
Coca-Cola Company 1.00% 2028	645	645
Coca-Cola Company 1.375% 2031	2,150	2,153
Coca-Cola Company 2.50% 2051	1,023	1,063
Conagra Brands, Inc. 4.30% 2024	2,900	3,236
Conagra Brands, Inc. 4.60% 2025	1,615	1,882
Conagra Brands, Inc. 1.375% 2027	2,710	2,738
Conagra Brands, Inc. 5.30% 2038	31	42
Conagra Brands, Inc. 5.40% 2048	617	890
Constellation Brands, Inc. 2.65% 2022	600	624
Constellation Brands, Inc. 4.25% 2023	457	497
Constellation Brands, Inc. 3.60% 2028	200	228
Constellation Brands, Inc. 2.875% 2030	2,873	3,154
Constellation Brands, Inc. 4.10% 2048	200	245
Constellation Brands, Inc. 3.75% 2050	518	610
Costco Wholesale Corp. 2.30% 2022	150	154
Costco Wholesale Corp. 2.75% 2024	150	162
Costco Wholesale Corp. 1.60% 2030	2,000	2,056
Keurig Dr Pepper Inc. 3.551% 2021	312	317
Keurig Dr Pepper Inc. 4.057% 2023	637	692
Keurig Dr Pepper Inc. 4.417% 2025	455	525
Keurig Dr Pepper Inc. 4.597% 2028	591	716
Keurig Dr Pepper Inc. 3.20% 2030	1,090	1,235
Keurig Dr Pepper Inc. 5.085% 2048	450	635
Keurig Dr Pepper Inc. 3.80% 2050	2,619	3,165
Kimberly-Clark Corp. 1.05% 2027	2,315	2,342
Kimberly-Clark Corp. 3.10% 2030	528	610
Molson Coors Brewing Co. 4.20% 2046	1,050	1,214
Nestlé Holdings, Inc. 3.35% 2023[2]	2,200	2,376
Nestlé Holdings, Inc. 0.625% 2026[2]	6,160	6,127
Nestlé Holdings, Inc. 1.00% 2027[2]	4,778	4,786
Nestlé Holdings, Inc. 1.25% 2030[2]	5,000	4,992
PepsiCo, Inc. 1.40% 2031	5,824	5,886
PepsiCo, Inc. 3.625% 2050	1,130	1,433
Philip Morris International Inc. 2.875% 2024	972	1,046
Philip Morris International Inc. 1.50% 2025	228	236
Philip Morris International Inc. 0.875% 2026	1,035	1,034
Philip Morris International Inc. 3.375% 2029	1,395	1,598
Philip Morris International Inc. 1.75% 2030	3,904	3,922
Philip Morris International Inc. 2.10% 2030	2,186	2,262
Philip Morris International Inc. 4.125% 2043	512	629
Procter & Gamble Company 0.55% 2025	3,705	3,725
Procter & Gamble Company 2.80% 2027	83	93
Procter & Gamble Company 1.20% 2030	7,050	7,096
Procter & Gamble Company 3.00% 2030	152	176
Reynolds American Inc. 4.45% 2025	225	257
Reynolds American Inc. 5.85% 2045	225	288
Wal-Mart Stores, Inc. 3.125% 2021	1,000	1,016
Wal-Mart Stores, Inc. 2.35% 2022	200	208
Wal-Mart Stores, Inc. 2.85% 2024	3,102	3,356
Wal-Mart Stores, Inc. 3.05% 2026	350	394
Wal-Mart Stores, Inc. 3.70% 2028	350	413
Wal-Mart Stores, Inc. 2.375% 2029	1,000	1,105
		146,221

10	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 6.81%
Adobe Inc. 1.90% 2025	$327	$346
Adobe Inc. 2.15% 2027	866	933
Adobe Inc. 2.30% 2030	5,899	6,415
Apple Inc. 0.75% 2023	4,775	4,835
Apple Inc. 1.80% 2024	2,000	2,093
Apple Inc. 0.55% 2025	6,740	6,750
Apple Inc. 1.125% 2025	4,385	4,491
Apple Inc. 1.25% 2030	6,770	6,786
Apple Inc. 2.40% 2050	3,050	3,171
Apple Inc. 2.65% 2050	1,757	1,892
Broadcom Inc. 4.70% 2025	500	573
Broadcom Inc. 4.75% 2029	5,130	6,111
Broadcom Inc. 4.15% 2030	2,000	2,325
Broadcom Inc. 5.00% 2030	6,190	7,500
Broadcom Ltd. 3.625% 2024	575	621
Broadcom Ltd. 3.875% 2027	2,105	2,367
Broadcom Ltd. 3.50% 2028	592	653
Fiserv, Inc. 2.75% 2024	2,375	2,543
Fiserv, Inc. 2.25% 2027	2,595	2,764
Fiserv, Inc. 3.50% 2029	2,835	3,252
Fiserv, Inc. 2.65% 2030	4,100	4,449
Fiserv, Inc. 4.40% 2049	1,850	2,459
Global Payments Inc. 2.90% 2030	4,561	4,987
Intuit Inc. 0.65% 2023	960	966
Intuit Inc. 0.95% 2025	1,315	1,333
Intuit Inc. 1.35% 2027	1,665	1,698
Intuit Inc. 1.65% 2030	2,010	2,063
Microsoft Corp. 2.40% 2022	3,000	3,074
Microsoft Corp. 3.30% 2027	1,500	1,713
Microsoft Corp. 2.525% 2050	1,240	1,333
Oracle Corp. 1.90% 2021	800	809
Oracle Corp. 2.50% 2025	2,275	2,442
Oracle Corp. 3.60% 2050	4,820	5,629
PayPal Holdings, Inc. 2.40% 2024	850	905
PayPal Holdings, Inc. 2.65% 2026	554	605
PayPal Holdings, Inc. 2.85% 2029	2,848	3,172
PayPal Holdings, Inc. 2.30% 2030	2,316	2,483
PayPal Holdings, Inc. 3.25% 2050	1,223	1,416
ServiceNow, Inc. 1.40% 2030	13,730	13,386
Visa Inc. 2.15% 2022	1,250	1,292
Visa Inc. 0.75% 2027	8,070	8,026
Visa Inc. 1.10% 2031	7,200	7,069
Visa Inc. 2.00% 2050	3,000	2,893
		140,623

Consumer discretionary 6.29%
Amazon.com, Inc. 3.80% 2024	700	786
Amazon.com, Inc. 1.20% 2027	1,250	1,271
Amazon.com, Inc. 1.50% 2030	5,600	5,723
Amazon.com, Inc. 2.50% 2050	1,920	2,035
Amazon.com, Inc. 2.70% 2060	1,745	1,906
American Honda Finance Corp. 0.875% 2023	7,000	7,083
American Honda Finance Corp. 1.00% 2025	1,000	1,011
American Honda Finance Corp. 1.20% 2025	4,582	4,672
Bayerische Motoren Werke AG 1.85% 2021[2]	100	101
Bayerische Motoren Werke AG 2.00% 2021[2]	400	402
Bayerische Motoren Werke AG 3.45% 2023[2]	472	502
Bayerische Motoren Werke AG 3.80% 2023[2]	136	146
Bayerische Motoren Werke AG 3.90% 2025[2]	81	91
General Motors Company 5.40% 2023	737	826
General Motors Company 6.125% 2025	823	992
General Motors Company 6.60% 2036	45	61
General Motors Company 6.75% 2046	305	435
General Motors Company 5.95% 2049	380	514
General Motors Financial Co. 3.55% 2021	200	202
General Motors Financial Co. 3.55% 2022	870	909
General Motors Financial Co. 5.20% 2023	2,443	2,681

American Funds Corporate Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 3.50% 2024	$1,690	$1,822
General Motors Financial Co. 2.75% 2025	4,295	4,550
Home Depot, Inc. 3.90% 2028	125	150
Home Depot, Inc. 2.95% 2029	2,533	2,869
Home Depot, Inc. 4.50% 2048	85	119
Home Depot, Inc. 3.125% 2049	96	111
Home Depot, Inc. 3.35% 2050	1,570	1,874
Hyundai Capital America 3.25% 2022[2]	150	156
Hyundai Capital America 1.25% 2023[2]	945	952
Hyundai Capital America 1.80% 2025[2]	4,752	4,821
Hyundai Capital America 2.375% 2027[2]	719	743
Lowe’s Companies, Inc. 3.65% 2029	1,843	2,149
Lowe’s Companies, Inc. 4.05% 2047	39	48
Lowe’s Companies, Inc. 3.00% 2050	566	611
Magna International Inc. 2.45% 2030	1,100	1,181
McDonald’s Corp. 2.125% 2030	404	425
Morongo Band of Mission Indians 7.00% 2039[2]	1,100	1,283
Nissan Motor Co., Ltd. 3.043% 2023[2]	3,562	3,703
Nissan Motor Co., Ltd. 3.522% 2025[2]	933	975
Nissan Motor Co., Ltd. 4.345% 2027[2]	3,565	3,828
Nissan Motor Co., Ltd. 4.81% 2030[2]	4,000	4,425
Toyota Motor Credit Corp. 2.15% 2022	625	646
Toyota Motor Credit Corp. 2.60% 2022	720	738
Toyota Motor Credit Corp. 0.50% 2023	29,100	29,198
Toyota Motor Credit Corp. 0.80% 2025	4,990	5,015
Toyota Motor Credit Corp. 1.80% 2025	200	209
Toyota Motor Credit Corp. 1.15% 2027	6,500	6,499
Toyota Motor Credit Corp. 3.20% 2027	340	383
Toyota Motor Credit Corp. 3.05% 2028	384	432
Toyota Motor Credit Corp. 3.375% 2030	1,804	2,106
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	475	491
Volkswagen Group of America Finance, LLC 2.90% 2022[2]	200	207
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,334	1,424
Volkswagen Group of America Finance, LLC 1.25% 2025[2]	9,200	9,214
Volkswagen Group of America Finance, LLC 3.35% 2025[2]	2,372	2,604
Volkswagen Group of America Finance, LLC 1.625% 2027[2]	1,620	1,623
		129,933

Industrials 5.45%
3M Co. 2.25% 2023	1,400	1,460
3M Co. 3.25% 2024	90	98
Boeing Company 4.875% 2025	6,583	7,356
Boeing Company 2.75% 2026	4,324	4,437
Boeing Company 3.10% 2026	622	648
Boeing Company 5.04% 2027	2,126	2,438
Boeing Company 3.25% 2028	10,214	10,655
Boeing Company 3.20% 2029	961	985
Boeing Company 5.15% 2030	1,031	1,213
Boeing Company 3.60% 2034	430	435
Burlington Northern Santa Fe LLC 3.00% 2023	1,000	1,054
Burlington Northern Santa Fe LLC 3.05% 2051	3,740	4,342
Canadian National Railway Company 3.20% 2046	230	270
Carrier Global Corp. 2.242% 2025[2]	3,753	3,944
Carrier Global Corp. 2.493% 2027[2]	823	879
Carrier Global Corp. 2.722% 2030[2]	1,391	1,486
Carrier Global Corp. 3.377% 2040[2]	119	132
Carrier Global Corp. 3.577% 2050[2]	103	118
CSX Corp. 3.80% 2028	1,559	1,827
CSX Corp. 4.25% 2029	1,000	1,213
CSX Corp. 2.40% 2030	425	461
CSX Corp. 3.35% 2049	1,015	1,178
GE Capital Funding, LLC 3.45% 2025[2]	250	272
General Dynamics Corp. 3.75% 2028	736	865
General Dynamics Corp. 4.25% 2050	224	312
General Electric Capital Corp. 3.373% 2025	2,025	2,224
General Electric Co. 3.45% 2027	8,118	8,947
General Electric Co. 3.625% 2030	725	814

12	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
General Electric Co. 4.25% 2040	$575	$654
General Electric Co. 4.125% 2042	8	9
General Electric Co. 4.35% 2050	975	1,147
Honeywell International Inc. 2.15% 2022	9,550	9,851
Honeywell International Inc. 2.30% 2024	3,525	3,762
Honeywell International Inc. 1.35% 2025	124	128
Honeywell International Inc. 2.70% 2029	1,522	1,704
Honeywell International Inc. 1.95% 2030	2,750	2,917
Honeywell International Inc. 2.80% 2050	150	167
L3Harris Technologies, Inc. 1.80% 2031	925	940
Norfolk Southern Corp. 3.00% 2022	1,071	1,103
Norfolk Southern Corp. 3.05% 2050	1,554	1,729
Northrop Grumman Corp. 2.55% 2022	3,560	3,700
Northrop Grumman Corp. 3.25% 2028	1,210	1,367
Northrop Grumman Corp. 5.25% 2050	229	347
Otis Worldwide Corp. 2.056% 2025	2,750	2,892
Otis Worldwide Corp. 2.293% 2027	1,500	1,607
Otis Worldwide Corp. 2.565% 2030	500	537
Otis Worldwide Corp. 3.362% 2050	1,250	1,451
Raytheon Technologies Corp. 2.80% 2022[2]	390	401
Raytheon Technologies Corp. 2.25% 2030	250	265
Roper Technologies, Inc. 1.00% 2025	1,000	1,006
Roper Technologies, Inc. 1.40% 2027	1,000	1,013
Roper Technologies, Inc. 1.75% 2031	1,500	1,508
Siemens AG 2.90% 2022[2]	450	467
Union Pacific Corp. 3.15% 2024	750	811
Union Pacific Corp. 2.15% 2027	1,000	1,064
Union Pacific Corp. 3.95% 2028	332	395
Union Pacific Corp. 3.70% 2029	1,000	1,174
Union Pacific Corp. 2.40% 2030	470	510
Union Pacific Corp. 4.30% 2049	510	673
Union Pacific Corp. 3.25% 2050	1,851	2,128
Union Pacific Corp. 3.95% 2059	805	1,024
United Technologies Corp. 3.65% 2023	23	25
United Technologies Corp. 3.95% 2025	1,535	1,760
United Technologies Corp. 4.125% 2028	1,475	1,760
United Technologies Corp. 4.50% 2042	250	331
		112,390

Materials 2.47%
Air Products and Chemicals, Inc. 1.50% 2025	477	496
Air Products and Chemicals, Inc. 1.85% 2027	60	63
Air Products and Chemicals, Inc. 2.05% 2030	2,065	2,206
Air Products and Chemicals, Inc. 2.80% 2050	91	100
Anglo American Capital PLC 5.625% 2030[2]	1,510	1,903
Anglo American Capital PLC 3.95% 2050[2]	1,024	1,134
Chevron Phillips Chemical Co. LLC 3.30% 2023[2]	390	413
Dow Chemical Co. 4.55% 2025	200	234
Dow Chemical Co. 3.625% 2026	1,298	1,459
Dow Chemical Co. 4.80% 2028	500	616
Dow Chemical Co. 2.10% 2030	3,500	3,576
Dow Chemical Co. 4.625% 2044	600	743
Dow Chemical Co. 5.55% 2048	290	417
Dow Chemical Co. 4.80% 2049	690	900
Dow Chemical Co. 3.60% 2050	2,000	2,235
Ecolab Inc. 2.125% 2050	500	481
Glencore Funding LLC 4.125% 2024[2]	500	546
LYB International Finance BV 4.875% 2044	100	127
LYB International Finance III, LLC 1.25% 2025	717	724
LYB International Finance III, LLC 2.25% 2030	3,143	3,215
LYB International Finance III, LLC 3.375% 2040	368	389
LYB International Finance III, LLC 4.20% 2049	249	291
LYB International Finance III, LLC 4.20% 2050	250	291
LYB International Finance III, LLC 3.625% 2051	430	466
Newcrest Finance Pty Ltd. 3.25% 2030[2]	1,492	1,647
Newcrest Finance Pty Ltd. 4.20% 2050[2]	572	699
Nutrien Ltd. 1.90% 2023	111	115

American Funds Corporate Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Nutrien Ltd. 4.20% 2029	$250	$300
Nutrien Ltd. 2.95% 2030	500	551
Nutrien Ltd. 5.00% 2049	300	416
Nutrien Ltd. 3.95% 2050	750	905
Nutrition & Biosciences, Inc. 1.23% 2025[2]	1,000	1,013
Nutrition & Biosciences, Inc. 1.832% 2027[2]	3,048	3,115
Nutrition & Biosciences, Inc. 2.30% 2030[2]	5,680	5,845
Nutrition & Biosciences, Inc. 3.268% 2040[2]	500	539
Nutrition & Biosciences, Inc. 3.468% 2050[2]	750	821
Praxair, Inc. 3.00% 2021	450	459
Praxair, Inc. 1.10% 2030	3,342	3,300
Praxair, Inc. 2.00% 2050	1,548	1,464
Sherwin-Williams Company 2.75% 2022	22	23
Sherwin-Williams Company 3.125% 2024	700	759
Sherwin-Williams Company 3.45% 2027	150	171
Sherwin-Williams Company 2.30% 2030	691	729
Sherwin-Williams Company 3.80% 2049	300	363
Sherwin-Williams Company 3.30% 2050	1,200	1,356
Vale Overseas Ltd. 3.75% 2030	2,673	2,948
Westlake Chemical Corp. 5.00% 2046	130	163
Westlake Chemical Corp. 4.375% 2047	160	184
		50,910

Real estate 1.58%
Alexandria Real Estate Equities, Inc. 3.80% 2026	105	120
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	40
Alexandria Real Estate Equities, Inc. 2.75% 2029	134	146
Alexandria Real Estate Equities, Inc. 3.375% 2031	40	46
Alexandria Real Estate Equities, Inc. 1.875% 2033	913	902
American Campus Communities, Inc. 3.75% 2023	300	317
American Campus Communities, Inc. 4.125% 2024	15	16
American Campus Communities, Inc. 3.30% 2026	1,686	1,827
American Campus Communities, Inc. 3.625% 2027	140	153
American Campus Communities, Inc. 2.85% 2030	86	89
American Campus Communities, Inc. 3.875% 2031	284	316
Corporate Office Properties LP 2.25% 2026	2,233	2,285
Equinix, Inc. 2.625% 2024	4,170	4,446
Equinix, Inc. 1.25% 2025	2,998	3,042
Equinix, Inc. 2.90% 2026	2,033	2,220
Equinix, Inc. 1.80% 2027	395	406
Equinix, Inc. 1.55% 2028	4,200	4,241
Equinix, Inc. 3.20% 2029	3,495	3,866
Equinix, Inc. 2.15% 2030	5,113	5,221
Equinix, Inc. 3.00% 2050	1,370	1,410
Essex Portfolio LP 3.50% 2025	70	78
Essex Portfolio LP 3.375% 2026	200	223
Essex Portfolio LP 4.00% 2029	180	209
Gaming and Leisure Properties, Inc. 3.35% 2024	110	113
Gaming and Leisure Properties, Inc. 4.00% 2030	289	310
Scentre Group 2.375% 2021[2]	130	131
Scentre Group 3.50% 2025[2]	50	53
Westfield Corp. Ltd. 3.50% 2029[2]	312	317
		32,543

Total corporate bonds, notes & loans		1,705,613

U.S. Treasury bonds & notes 9.46%
U.S. Treasury 9.46%
U.S. Treasury 1.625% 2021	695	706
U.S. Treasury 0.125% 2022	6,756	6,755
U.S. Treasury 0.125% 2023	4,022	4,015
U.S. Treasury 0.25% 2023	4,780	4,788
U.S. Treasury 1.50% 2024	74	78
U.S. Treasury 0.25% 2025	7,514	7,477
U.S. Treasury 0.25% 2025	1,301	1,294
U.S. Treasury 0.50% 2027	6,466	6,428
U.S. Treasury 0.625% 2027[4]	3,933	3,954
U.S. Treasury 2.375% 2029	84	95

14	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.875% 2030	$23,797	$23,858
U.S. Treasury 2.375% 2049[4]	19,034	22,701
U.S. Treasury 1.375% 2050	118,903	113,110
		195,259

Asset-backed obligations 0.29%
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]	4,573	4,641
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]	319	325
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[2,5]	976	975
		5,941

Municipals 0.14%
California 0.08%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	965	976
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	750	746
		1,722

South Carolina 0.06%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	400	474
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	100	121
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	460	560
		1,155

		2,877

Total bonds, notes & other debt instruments (cost: $1,817,412,000)		1,909,690

Short-term securities 7.26%	Shares
Money market investments 7.26%
Capital Group Central Cash Fund 0.11%[6,7]	1,499,854	150,000

Total short-term securities (cost: $150,000,000)		150,000
Total investment securities 99.78% (cost: $1,967,412,000)		2,059,690
Other assets less liabilities 0.22%		4,442

Net assets 100.00%		$2,064,132

American Funds Corporate Bond Fund	15

Futures contracts

				Notional	Value at	Unrealized appreciation (depreciation)
		Number of		amount [8]	11/30/2020 [9]	at 11/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	391	April 2021	$78,200	$86,353	$33
5 Year U.S. Treasury Note Futures	Long	154	April 2021	15,400	19,409	21
10 Year U.S. Treasury Note Futures	Long	160	March 2021	16,000	22,108	27
10 Year Ultra U.S. Treasury Note Futures	Short	1,480	March 2021	(148,000)	(232,545)	(622)
20 Year U.S. Treasury Bond Futures	Long	1,150	March 2021	115,000	201,142	170
30 Year Ultra U.S. Treasury Bond Futures	Short	120	March 2021	(12,000)	(25,924)	(140)
						$(511)

Investments in affiliates7

	Value of affiliate at 6/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2020 (000)	Dividend income (000)
Short-term securities 7.26%
Money market investments 7.26%
Capital Group Central Cash Fund 0.11%[6]	$92,162	$703,482	$645,644	$(5)	$5	$150,000	$94

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $248,034,000, which represented 12.02% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,267,000, which represented .11% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 11/30/2020.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars

See notes to financial statements.

16	American Funds Corporate Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at November 30, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,817,412)	$1,909,690
Affiliated issuers (cost: $150,000)	150,000	$2,059,690
Cash		380
Receivables for:
Sales of investments	1,229
Sales of fund’s shares	7,575
Dividends and interest	11,765
Variation margin on futures contracts	40	20,609
		2,080,679
Liabilities:
Payables for:
Purchases of investments	13,009
Repurchases of fund’s shares	2,418
Dividends on fund’s shares	12
Investment advisory services	602
Services provided by related parties	342
Trustees’ deferred compensation	5
Variation margin on futures contracts	150
Other	9	16,547
Net assets at November 30, 2020		$2,064,132

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,917,688
Total distributable earnings		146,444
Net assets at November 30, 2020		$2,064,132

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (172,531 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$1,059,439	88,553	$11.96
Class C	56,192	4,697	11.96
Class T	12	1	11.96
Class F-1	92,542	7,735	11.96
Class F-2	651,040	54,417	11.96
Class F-3	71,433	5,971	11.96
Class 529-A	67,314	5,626	11.96
Class 529-C	6,402	535	11.96
Class 529-E	2,939	246	11.96
Class 529-T	13	1	11.96
Class 529-F-1	10	1	11.96
Class 529-F-2	8,123	679	11.96
Class 529-F-3	10	1	11.96
Class R-1	1,316	110	11.96
Class R-2	9,091	760	11.96
Class R-2E	1,384	116	11.96
Class R-3	12,282	1,027	11.96
Class R-4	6,519	545	11.96
Class R-5E	1,514	126	11.96
Class R-5	1,755	147	11.96
Class R-6	14,802	1,237	11.96

See notes to financial statements.

American Funds Corporate Bond Fund	17

Financial statements (continued)

Statement of operations	unaudited
for the six months ended November 30, 2020	(dollars in thousands)

Investment income:
Income:
Interest	$20,226
Dividends from affiliated issuers	94	$20,320
Fees and expenses*:
Investment advisory services	3,195
Distribution services	1,947
Transfer agent services	767
Administrative services	254
Reports to shareholders	53
Registration statement and prospectus	441
Trustees’ compensation	3
Auditing and legal	99
Custodian	3
Other	25
Total fees and expenses before waiver/reimbursements	6,787
Less waiver/reimbursements of fees and expenses:
Investment advisory services waiver	62
Miscellaneous fee reimbursement	210
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursements		6,515
Net investment income		13,805

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	23,559
Affiliated issuers	(5)
Futures contracts	(937)	22,617
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	30,142
Affiliated issuers	5
Futures contracts	(391)	29,756
Net realized gain and unrealized appreciation		52,373

Net increase in net assets resulting from operations		$66,178

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

18	American Funds Corporate Bond Fund

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended November 30, 2020*	Year ended May 31, 2020
Operations:
Net investment income	$13,805	$18,950
Net realized gain	22,617	49,678
Net unrealized appreciation	29,756	45,463
Net increase in net assets resulting from operations	66,178	114,091

Distributions paid or accrued to shareholders	(13,669)	(28,872)

Net capital share transactions	830,138	453,046

Total increase in net assets	882,647	538,265

Net assets:
Beginning of period	1,181,485	643,220
End of period	$2,064,132	$1,181,485

*	Unaudited.

See notes to financial statements.

American Funds Corporate Bond Fund	19

Notes to financial statements	unaudited

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A1	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Prior to June 30, 2020, the initial sales charge was up to 3.75% for Class 529-A purchases.
[2]	Prior to June 30, 2020, Class C converted to Class F-1 and Class 529-C converted to Class 529-A after ten years.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

20	American Funds Corporate Bond Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Corporate Bond Fund	21

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,705,613	$—	$1,705,613
U.S. Treasury bonds & notes	—	195,259	—	195,259
Asset-backed obligations	—	5,941	—	5,941
Municipals	—	2,877	—	2,877
Short-term securities	150,000	—	—	150,000
Total	$150,000	$1,909,690	$—	$2,059,690

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$251	$—	$—	$251
Liabilities:
Unrealized depreciation on futures contracts	(762)	—	—	(762)
Total	$(511)	$—	$—	$(511)

*	Futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or

22	American Funds Corporate Bond Fund

not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Corporate Bond Fund	23

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $238,317,000.

24	American Funds Corporate Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts as of, or for the six months ended, November 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$251	Unrealized depreciation*	$762

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(937)	Net unrealized depreciation on futures contracts	$(391)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$23,025
Undistributed long-term capital gains	12,625

American Funds Corporate Bond Fund	25

As of November 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$93,443
Gross unrealized depreciation on investments	(2,429)
Net unrealized appreciation on investments	91,014
Cost of investments	1,968,165

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended November 30, 2020		Year ended May 31, 2020
Class A	$7,365		$22,021
Class C	209		722
Class T	—	*	—	*
Class F-1	584		321
Class F-2	4,074		2,133
Class F-3	511		790
Class 529-A	487		1,416
Class 529-C	27		174
Class 529-E	18		48
Class 529-T	—	*	—	*
Class 529-F-1	54		174
Class 529-F-2†	11
Class 529-F-3†	—	*
Class R-1	5		42
Class R-2	41		156
Class R-2E	7		24
Class R-3	75		246
Class R-4	39		118
Class R-5E	14		31
Class R-5	16		49
Class R-6	132		407
Total	$13,669		$28,872

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.377% of daily net assets. CRMC is currently waiving a portion of its investment advisory services fees. CRMC does not intend to recoup this waiver. For the six months ended November 30, 2020, total investment advisory services fees waived by CRMC were $62,000. As a result, the fee of $3,195,000 shown on the statement of operations, which was equivalent to an annualized rate of 0.377% of average daily net assets, was reduced to $3,133,000, which was equivalent to an annualized rate of 0.370% of average daily net assets.

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the six months ended November 30, 2020, total fees and expenses reimbursed by CRMC were $210,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

26	American Funds Corporate Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2020, unreimbursed expenses subject to reimbursement totaled $118,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended November 30, 2020, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Corporate Bond Fund	27

For the six months ended November 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$1,421	$459		$142		Not applicable
Class C	245	23		7		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	93	37		11		Not applicable
Class F-2	Not applicable	186		68		Not applicable
Class F-3	Not applicable	1		8		Not applicable
Class 529-A	72	29		9		$19
Class 529-C	33	3		1		2
Class 529-E	7	—	*	1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	3		1		2
Class 529-F-2†	Not applicable	1		—	*	—	*
Class 529-F-3†	Not applicable	—	*	—	*	—	*
Class R-1	6	—	*	—	*	Not applicable
Class R-2	33	13		1		Not applicable
Class R-2E	3	1		—	*	Not applicable
Class R-3	28	8		2		Not applicable
Class R-4	6	2		1		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	—	*	2		Not applicable
Total class-specific expenses	$1,947	$767		$254		$24

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $25,005,000 and $16,469,000, respectively, which generated $1,376,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2020.

28	American Funds Corporate Bond Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended November 30, 2020

Class A	$288,357	24,397	$7,315		619		$(77,599)	(6,570)	$218,073		18,446
Class C	28,517	2,417	207		17		(10,319)	(875)	18,405		1,559
Class T	—	—	—		—		—	—	—		—
Class F-1	85,356	7,235	583		49		(27,378)	(2,320)	58,561		4,964
Class F-2	546,448	45,929	4,068		344		(65,832)	(5,568)	484,684		40,705
Class F-3	46,256	3,913	511		44		(17,928)	(1,523)	28,839		2,434
Class 529-A	17,666	1,496	485		41		(5,982)	(505)	12,169		1,032
Class 529-C	1,897	161	27		3		(3,738)	(317)	(1,814)		(153)
Class 529-E	960	82	18		2		(357)	(30)	621		54
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	1,422	120	42		4		(7,876)	(674)	(6,412)		(550)
Class 529-F-2[3]	8,014	686	11		1		(92)	(8)	7,933		679
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10		1
Class R-1	379	32	5		—	[2]	(135)	(11)	249		21
Class R-2	1,964	166	40		3		(1,294)	(109)	710		60
Class R-2E	601	51	7		1		(292)	(25)	316		27
Class R-3	3,803	324	74		6		(1,518)	(129)	2,359		201
Class R-4	3,213	272	39		3		(413)	(35)	2,839		240
Class R-5E	3,270	277	14		1		(3,097)	(262)	187		16
Class R-5	654	55	16		1		(444)	(37)	226		19
Class R-6	5,850	496	132		11		(3,799)	(321)	2,183		186
Total net increase (decrease)	$1,044,637	88,110	$13,594		1,150		$(228,093)	(19,319)	$830,138		69,941

Year ended May 31, 2020

Class A	$379,413	34,764	$21,860		2,004		$(158,659)	(14,700)	$242,614		22,068
Class C	23,437	2,133	717		66		(10,692)	(995)	13,462		1,204
Class T	—	—	—		—		—	—	—		—
Class F-1	28,972	2,588	317		29		(4,740)	(432)	24,549		2,185
Class F-2	151,580	13,648	2,125		194		(41,152)	(3,806)	112,553		10,036
Class F-3	34,451	3,138	790		72		(8,080)	(751)	27,161		2,459
Class 529-A	27,724	2,540	1,409		129		(11,328)	(1,043)	17,805		1,626
Class 529-C	3,826	354	172		16		(2,790)	(255)	1,208		115
Class 529-E	1,383	127	48		4		(429)	(41)	1,002		90
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	2,630	241	173		16		(864)	(80)	1,939		177
Class R-1	1,770	164	41		4		(1,485)	(135)	326		33
Class R-2	5,270	478	155		14		(2,580)	(237)	2,845		255
Class R-2E	808	74	23		2		(389)	(35)	442		41
Class R-3	3,987	365	245		23		(2,175)	(202)	2,057		186
Class R-4	1,766	161	116		11		(1,718)	(159)	164		13
Class R-5E	1,217	113	30		3		(672)	(61)	575		55
Class R-5	535	49	48		4		(268)	(24)	315		29
Class R-6	7,915	738	406		37		(4,292)	(396)	4,029		379
Total net increase (decrease)	$676,684	61,675	$28,675		2,628		$(252,313)	(23,352)	$453,046		40,951

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,269,178,000 and $610,660,000, respectively, during the six months ended November 30, 2020.

American Funds Corporate Bond Fund	29

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
11/30/2020[5,6]	$11.52	$.09	$.44	$.53	$(.09)	$—	$(.09)	$11.96	4.64%[7]		$1,060		.88%[8]		.85%[8]		1.59%[8]
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.10		807		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.32		501		.95		.94		2.80
5/31/2018	10.33	.24	(.30)	(.06)	(.24)	(.03)	(.27)	10.00	(.64)		407		1.03		.90		2.37
5/31/2017	10.27	.22	.18	.40	(.23)	(.11)	(.34)	10.33	3.90	[9]	211		.98	[9]	.87	[9]	2.16	[9]
5/31/2016	10.20	.30	.26	.56	(.29)	(.20)	(.49)	10.27	5.71	[9]	52		.75	[9]	.53	[9]	2.97	[9]
Class C:
11/30/2020[5,6]	11.52	.05	.44	.49	(.05)	—	(.05)	11.96	4.27	[7]	56		1.57	[8]	1.54	[8]	.88	[8]
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.30		36		1.58		1.54		1.50
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.53		20		1.70		1.69		2.05
5/31/2018	10.33	.16	(.30)	(.14)	(.16)	(.03)	(.19)	10.00	(1.41)		17		1.81		1.68		1.58
5/31/2017[5,10]	10.57	.12	(.18)	(.06)	(.11)	(.07)	(.18)	10.33	(.47)[7]		10		1.77		1.64		1.40
Class T:
11/30/2020[5,6]	11.52	.11	.44	.55	(.11)	—	(.11)	11.96	4.78	[7,9]	—	[11]	.61	[8,9]	.58	[8,9]	1.87	[8,9]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.43	[9]	—	[11]	.59	[9]	.55	[9]	2.51	[9]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60	[9]	—	[11]	.69	[9]	.68	[9]	3.06	[9]
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.40)[9]		—	[11]	.83	[9]	.68	[9]	2.56	[9]
5/31/2017[5,12]	10.17	.04	.16	.20	(.04)	—	(.04)	10.33	1.97	[7,9]	—	[11]	.15	[7,9]	.10	[7,9]	.37	[7,9]
Class F-1:
11/30/2020[5,6]	11.52	.09	.45	.54	(.10)	—	(.10)	11.96	4.66	[7]	93		.83	[8]	.79	[8]	1.58	[8]
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.13		32		.84		.80		2.18
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.30		6		.98		.97		2.77
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.69)		9		1.05		.94		2.35
5/31/2017[5,10]	10.57	.18	(.18)	— [13]	(.17)	(.07)	(.24)	10.33	.09	[7]	2		1.14		1.00		2.07
Class F-2:
11/30/2020[5,6]	11.52	.11	.44	.55	(.11)	—	(.11)	11.96	4.80	[7]	651		.56	[8]	.52	[8]	1.78	[8]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.44		158		.57		.53		2.47
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60		38		.69		.67		3.07
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.41)		26		.76		.66		2.64
5/31/2017[5,10]	10.57	.20	(.17)	.03	(.20)	(.07)	(.27)	10.33	.33	[7]	5		.77		.66		2.35
Class F-3:
11/30/2020[5,6]	11.52	.12	.44	.56	(.12)	—	(.12)	11.96	4.84	[7]	71		.48	[8]	.45	[8]	1.95	[8]
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55		41		.48		.44		2.56
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.72		11		.59		.57		3.17
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.32)		8		.71		.58		2.69
5/31/2017[5,14]	10.09	.09	.24	.33	(.09)	—	(.09)	10.33	3.29	[7]	3		.32	[7]	.20	[7]	.89	[7]
Class 529-A:
11/30/2020[5,6]	11.52	.10	.43	.53	(.09)	—	(.09)	11.96	4.64	[7]	67		.87	[8]	.84	[8]	1.61	[8]
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.09		53		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.33		31		.95		.94		2.80
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.73)		23		1.09		.98		2.32
5/31/2017[5,10]	10.57	.17	(.17)	— [13]	(.17)	(.07)	(.24)	10.33	.06	[7]	6		1.15		1.01		2.06

See end of table for footnotes.

30	American Funds Corporate Bond Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
11/30/2020[5,6]	$11.52	$.05	$.44	$.49	$(.05)	$—	$(.05)	$11.96	4.24%[7]		$6		1.63%[8]		1.60%[8]		.90%[8]
5/31/2020	10.44	.16	1.20	1.36	(.16)	(.12)	(.28)	11.52	13.24		8		1.64		1.60		1.45
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.47		6		1.75		1.74		2.00
5/31/2018	10.33	.15	(.30)	(.15)	(.15)	(.03)	(.18)	10.00	(1.47)		4		1.86		1.74		1.53
5/31/2017[5,10]	10.57	.12	(.18)	(.06)	(.11)	(.07)	(.18)	10.33	(.48)[7]		2		1.82		1.69		1.36
Class 529-E:
11/30/2020[5,6]	11.52	.08	.44	.52	(.08)	—	(.08)	11.96	4.54	[7]	3		1.07	[8]	1.04	[8]	1.41	[8]
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.89		2		1.06		1.02		2.00
5/31/2019	10.00	.26	.44	.70	(.26)	—	(.26)	10.44	7.09		1		1.17		1.16		2.58
5/31/2018	10.33	.21	(.30)	(.09)	(.21)	(.03)	(.24)	10.00	(.90)		1		1.29		1.16		2.11
5/31/2017[5,10]	10.57	.16	(.17)	(.01)	(.16)	(.07)	(.23)	10.33	(.02)[7]		1		1.27		1.13		1.93
Class 529-T:
11/30/2020[5,6]	11.52	.11	.44	.55	(.11)	—	(.11)	11.96	4.75	[7,9]	—	[11]	.65	[8,9]	.62	[8,9]	1.84	[8,9]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.38	[9]	—	[11]	.64	[9]	.61	[9]	2.46	[9]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.52	[9]	—	[11]	.76	[9]	.75	[9]	3.00	[9]
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.47)[9]		—	[11]	.89	[9]	.75	[9]	2.49	[9]
5/31/2017[5,12]	10.17	.04	.16	.20	(.04)	—	(.04)	10.33	1.96	[7,9]	—	[11]	.16	[7,9]	.11	[7,9]	.36	[7,9]
Class 529-F-1:
11/30/2020[5,6]	11.52	.11	.44	.55	(.11)	—	(.11)	11.96	4.76	[7,9]	—	[11]	.64	[8,9]	.61	[8,9]	1.90	[8,9]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37		6		.64		.60		2.44
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.54		4		.75		.73		3.02
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.48)		2		.85		.74		2.57
5/31/2017[5,10]	10.57	.20	(.18)	.02	(.19)	(.07)	(.26)	10.33	.30	[7]	1		.85		.71		2.36
Class 529-F-2:
11/30/2020[5,6,15]	11.68	.02	.28	.30	(.02)	—	(.02)	11.96	2.54	[7]	8		.05	[7]	.05	[7]	.13	[7]
Class 529-F-3:
11/30/2020[5,6,15]	11.68	.02	.28	.30	(.02)	—	(.02)	11.96	2.54	[7]	—	[11]	.06	[7]	.04	[7]	.14	[7]
Class R-1:
11/30/2020[5,6]	11.52	.06	.43	.49	(.05)	—	(.05)	11.96	4.29	[7]	1		1.53	[8]	1.50	[8]	.95	[8]
5/31/2020	10.44	.18	1.20	1.38	(.18)	(.12)	(.30)	11.52	13.41		1		1.49		1.45		1.58
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.64		1		1.59		1.57		2.18
5/31/2018	10.33	.18	(.30)	(.12)	(.18)	(.03)	(.21)	10.00	(1.19)[9]		—	[11]	1.59	[9]	1.48	[9]	1.83	[9]
5/31/2017[5,10]	10.57	.18	(.17)	.01	(.18)	(.07)	(.25)	10.33	.15	[7,9]	—	[11]	1.12	[9]	.97	[9]	2.06	[9]

See end of table for footnotes.

American Funds Corporate Bond Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class R-2:
11/30/2020[5,6]	$11.52	$.06	$.43	$.49	$(.05)	$—	$(.05)	$11.96	4.30%[7]		$9		1.52%[8]		1.49%[8]		.96%[8]
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.34		8		1.55		1.51		1.53
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.58		5		1.65		1.63		2.11
5/31/2018	10.33	.17	(.30)	(.13)	(.17)	(.03)	(.20)	10.00	(1.35)		3		1.74		1.61		1.68
5/31/2017[5,10]	10.57	.15	(.17)	(.02)	(.15)	(.07)	(.22)	10.33	(.11)[7]		1		1.64		1.39		1.75
Class R-2E:
11/30/2020[5,6]	11.52	.07	.44	.51	(.07)	—	(.07)	11.96	4.43	[7]	1		1.27	[8]	1.24	[8]	1.21	[8]
5/31/2020	10.44	.20	1.20	1.40	(.20)	(.12)	(.32)	11.52	13.67		1		1.26		1.22		1.81
5/31/2019	10.00	.24	.44	.68	(.24)	—	(.24)	10.44	6.90		—	[11]	1.35		1.33		2.45
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.73)[9]		—	[11]	1.32	[9]	1.22	[9]	2.16	[9]
5/31/2017[5,10]	10.57	.20	(.17)	.03	(.20)	(.07)	(.27)	10.33	.36	[7,9]	—	[11]	.75	[9]	.63	[9]	2.33	[9]
Class R-3:
11/30/2020[5,6]	11.52	.08	.44	.52	(.08)	—	(.08)	11.96	4.51	[7]	12		1.12	[8]	1.09	[8]	1.36	[8]
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.82		10		1.13		1.09		1.96
5/31/2019	10.00	.25	.44	.69	(.25)	—	(.25)	10.44	7.03		7		1.22		1.21		2.54
5/31/2018	10.33	.21	(.30)	(.09)	(.21)	(.03)	(.24)	10.00	(.92)		4		1.28		1.18		2.16
5/31/2017[5,10]	10.57	.17	(.17)	— [13]	(.17)	(.07)	(.24)	10.33	.10	[7]	1		1.29		1.11		2.02
Class R-4:
11/30/2020[5,6]	11.52	.10	.44	.54	(.10)	—	(.10)	11.96	4.66	[7]	7		.82	[8]	.79	[8]	1.64	[8]
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.16		4		.83		.79		2.27
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.34		3		.93		.92		2.82
5/31/2018	10.33	.24	(.30)	(.06)	(.24)	(.03)	(.27)	10.00	(.66)		2		1.05		.92		2.36
5/31/2017[5,10]	10.57	.20	(.18)	.02	(.19)	(.07)	(.26)	10.33	.26	[7]	1		1.15		.85		2.31
Class R-5E:
11/30/2020[5,6]	11.52	.11	.44	.55	(.11)	—	(.11)	11.96	4.76	[7]	2		.63	[8]	.60	[8]	1.84	[8]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37		1		.64		.59		2.43
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.59		1		.70		.68		3.08
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.35)		—	[11]	.81		.61		2.66
5/31/2017[5,10]	10.57	.20	(.17)	.03	(.20)	(.07)	(.27)	10.33	.37	[7]	—	[11]	.73		.62		2.34
Class R-5:
11/30/2020[5,6]	11.52	.12	.43	.55	(.11)	—	(.11)	11.96	4.82	[7]	2		.53	[8]	.50	[8]	1.95	[8]
5/31/2020	10.44	.28	1.20	1.48	(.28)	(.12)	(.40)	11.52	14.49		1		.53		.49		2.55
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.67		1		.63		.61		3.14
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.37)		1		.74		.62		2.67
5/31/2017[5,10]	10.57	.21	(.18)	.03	(.20)	(.07)	(.27)	10.33	.34	[7]	—	[11]	.81		.63		2.42
Class R-6:
11/30/2020[5,6]	11.52	.12	.44	.56	(.12)	—	(.12)	11.96	4.84	[7]	15		.49	[8]	.46	[8]	2.00	[8]
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55		12		.48		.45		2.62
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.70		7		.60		.58		3.21
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.36)		1		.76		.62		2.63
5/31/2017[5,10]	10.57	.21	(.19)	.02	(.19)	(.07)	(.26)	10.33	.30	[7]	1		.84		.62		2.54

	Six months ended November 30,	Year ended May 31,
	2020[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[16]	78%	232%	203%	153%	162%	295%

32	American Funds Corporate Bond Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During the periods shown, CRMC waived a portion of investment advisory services fees, reimbursed a portion of miscellaneous fees and expenses and/or reimbursed a portion of transfer agent services fees for certain share classes. In addition, during some of the periods shown, AFS waived a portion of transfer agent services fees for Class F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	This share class began investment operations on July 29, 2016.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Amount less than $.01.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

American Funds Corporate Bond Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2020, through November 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Funds Corporate Bond Fund

Expense example (continued)	Beginning account value 6/1/2020	Ending account value 11/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,046.37	$4.36	.85%
Class A – assumed 5% return	1,000.00	1,020.81	4.31	.85
Class C – actual return	1,000.00	1,042.71	7.89	1.54
Class C – assumed 5% return	1,000.00	1,017.35	7.79	1.54
Class T – actual return	1,000.00	1,047.76	2.98	.58
Class T – assumed 5% return	1,000.00	1,022.16	2.94	.58
Class F-1 – actual return	1,000.00	1,046.58	4.05	.79
Class F-1 – assumed 5% return	1,000.00	1,021.11	4.00	.79
Class F-2 – actual return	1,000.00	1,048.00	2.67	.52
Class F-2 – assumed 5% return	1,000.00	1,022.46	2.64	.52
Class F-3 – actual return	1,000.00	1,048.41	2.31	.45
Class F-3 – assumed 5% return	1,000.00	1,022.81	2.28	.45
Class 529-A – actual return	1,000.00	1,046.42	4.31	.84
Class 529-A – assumed 5% return	1,000.00	1,020.86	4.26	.84
Class 529-C – actual return	1,000.00	1,042.43	8.19	1.60
Class 529-C – assumed 5% return	1,000.00	1,017.05	8.09	1.60
Class 529-E – actual return	1,000.00	1,045.35	5.33	1.04
Class 529-E – assumed 5% return	1,000.00	1,019.85	5.27	1.04
Class 529-T – actual return	1,000.00	1,047.49	3.18	.62
Class 529-T – assumed 5% return	1,000.00	1,021.96	3.14	.62
Class 529-F-1 – actual return	1,000.00	1,047.64	3.13	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class 529-F-2 – actual return†	1,000.00	1,047.86	.46	.55
Class 529-F-2 – assumed 5% return†	1,000.00	1,022.31	2.79	.55
Class 529-F-3 – actual return†	1,000.00	1,048.17	.41	.49
Class 529-F-3 – assumed 5% return†	1,000.00	1,022.61	2.48	.49
Class R-1 – actual return	1,000.00	1,042.94	7.68	1.50
Class R-1 – assumed 5% return	1,000.00	1,017.55	7.59	1.50
Class R-2 – actual return	1,000.00	1,043.00	7.63	1.49
Class R-2 – assumed 5% return	1,000.00	1,017.60	7.54	1.49
Class R-2E – actual return	1,000.00	1,044.31	6.35	1.24
Class R-2E – assumed 5% return	1,000.00	1,018.85	6.28	1.24
Class R-3 – actual return	1,000.00	1,045.06	5.59	1.09
Class R-3 – assumed 5% return	1,000.00	1,019.60	5.52	1.09
Class R-4 – actual return	1,000.00	1,046.64	4.05	.79
Class R-4 – assumed 5% return	1,000.00	1,021.11	4.00	.79
Class R-5E – actual return	1,000.00	1,047.62	3.08	.60
Class R-5E – assumed 5% return	1,000.00	1,022.06	3.04	.60
Class R-5 – actual return	1,000.00	1,048.16	2.57	.50
Class R-5 – assumed 5% return	1,000.00	1,022.56	2.54	.50
Class R-6 – actual return	1,000.00	1,048.40	2.36	.46
Class R-6 – assumed 5% return	1,000.00	1,022.76	2.33	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 183 days.

American Funds Corporate Bond Fund	35

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	American Funds Corporate Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 29, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 29, 2021